Deferred Revenue - Schedule of Sources of Deferred Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sources of Deferred Revenue [Line Items]
Total deferred revenue	€ 291,141	€ 481,912
Brera Milano [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Total deferred revenue	77,558	278,544
UYBA [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Total deferred revenue	198,583	186,094
FKAP [Member]
Schedule of Sources of Deferred Revenue [Line Items]
Total deferred revenue	€ 15,000	€ 17,274